N-2	Jul. 25, 2023
Cover [Abstract]
Entity Central Index Key	0001754170
Amendment Flag	false
Securities Act File Number	001-38801
Document Type	8-K
Entity Registrant Name	AERSALE CORPORATION
Entity Address, Address Line One	255 Alhambra Circle
Entity Address, Address Line Two	Suite 435
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	764-3245
Entity Emerging Growth Company	true
Entity Ex Transition Period	false